Condensed consolidated statement of financial position - EUR (€) € in Millions	Jun. 30, 2020	Dec. 31, 2019
Assets
Cash and balances with central banks	€ 118,971	€ 53,202
Loans and advances to banks	30,664	35,136
Financial assets at fair value through profit or loss 2	111,110	96,187
Financial assets at fair value through other comprehensive income 3	38,993	34,468
Securities at amortised cost 4	51,085	46,108
Loans and advances to customers 5	612,387	608,029
Investments in associates and joint ventures 6	1,775	1,790
Property and equipment	3,086	3,172
Intangible assets 7	1,586	1,916
Current tax assets	515	251
Deferred tax assets	1,548	1,242
Other assets	9,543	7,018
Total assets	981,262	888,520
Liabilities
Deposits from banks 8	78,649	34,826
Customer deposits	605,633	574,355
Financial liabilities at fair value through profit or loss 9	90,641	77,942
Current tax liabilities	387	554
Deferred tax liabilities	499	322
Provisions	566	688
Other liabilities	14,879	12,829
Debt securities in issue 10	121,138	118,528
Subordinated loans 11	16,697	16,588
Total liabilities	929,091	836,631
Equity 12
Share capital and share premium	17,128	17,117
Other reserves	3,616	4,013
Retained earnings	30,406	29,866
Shareholders' equity (parent)	51,149	50,996
Non-controlling interests	1,022	893
Total equity	52,171	51,889
Total liabilities and equity	€ 981,262	€ 888,520